LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Long-term Debt

($ millions)	2024	2023
Revolving bank debt	911.2	1,932.9
Bank term loan	—	750.0
Public senior notes	1,000.0	—
Private senior notes	543.3	883.4
Long-term debt	2,454.5	3,566.3
Long-term debt due within one year	514.4	380.0
Long-term debt due beyond one year	1,940.1	3,186.3
The Company is in compliance with all debt covenants at December 31, 2024, which are listed in the table below:

Covenant Description	Maximum Ratio
Senior debt to adjusted EBITDA (1) (2)	3.50
Total debt to adjusted EBITDA (1) (3)	4.00
Total debt to capital (2) (3) (4)	0.60
(1)Adjusted EBITDA is calculated as earnings before interest, taxes, depletion, depreciation, amortization, impairment and impairment reversals, adjusted for certain non-cash items. Adjusted EBITDA is calculated on a trailing 12 month basis adjusted for material acquisitions and dispositions.
(2)Senior debt is calculated as the sum of amounts drawn on the combined facilities, outstanding letters of credit and the principal amount of the senior notes.
(3)Total debt is calculated as the sum of senior debt plus subordinated debt. Veren does not have any subordinated debt.
(4)Capital is calculated as the sum of senior debt and shareholders' equity and excludes the effect of unrealized derivative gains or losses and the adoption of IFRS 16.

Principal ($ millions)	Hedged Principal (1) (Cdn$ millions)	Unhedged Principal (2) (Cdn$ millions)	Coupon Rate	Maturity Date	Financial statement carrying value
					2024	2023
Cdn$40.0	—	—	3.850%	June 20, 2024	—	40.0
US$257.5	—	—	3.750%	June 20, 2024	—	340.0
US$82.0	67.9	43.2	4.300%	April 11, 2025	118.1	108.3
Cdn$65.0	65.0	—	3.940%	April 22, 2025	65.0	65.0
US$230.0	262.6	32.4	4.080%	April 22, 2025	331.3	303.7
US$20.0	—	28.9	4.180%	April 22, 2027	28.9	26.4
Cdn$550.0	550.0	—	4.968%	June 21, 2029	550.0	—
Cdn$450.0	450.0	—	5.503%	June 21, 2034	450.0	—
Senior notes	1,395.5	104.5			1,543.3	883.4
Due within one year	395.5	75.6			514.4	380.0
Due beyond one year	1,000.0	28.9			1,028.9	503.4
(1)Represents principal amounts on US dollar private senior notes where underlying derivatives fix the Company's foreign exchange exposure or represents the Canadian dollar principal on Canadian dollar denominated senior notes.
(2)Includes the principal balance translated at the period end foreign exchange rate on US dollar private senior notes that do not have underlying cross currency swaps ("CCS").